Schedule of Investments (unaudited)	iShares® Residential and Multisector Real Estate ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 0.5%
Washington REIT	215,563	$5,572,303
Health Care REITs — 26.0%
CareTrust REIT Inc.	240,729	5,495,843
Community Healthcare Trust Inc.	59,264	2,801,409
Diversified Healthcare Trust	602,411	1,861,450
Global Medical REIT Inc.	150,747	2,675,759
Healthcare Realty Trust Inc.	372,655	11,790,804
Healthcare Trust of America Inc., Class A	553,134	18,469,144
Healthpeak Properties Inc.	1,370,813	49,472,641
LTC Properties Inc.	98,232	3,353,641
Medical Properties Trust Inc.	1,502,439	35,502,634
National Health Investors Inc.	110,509	6,350,952
Omega Healthcare Investors Inc.	606,563	17,948,199
Physicians Realty Trust	556,855	10,485,580
Sabra Health Care REIT Inc.	576,839	7,810,400
Universal Health Realty Income Trust	32,602	1,938,841
Ventas Inc.	1,013,322	51,801,021
Welltower Inc.	953,032	81,741,555
		309,499,873
Residential REITs — 50.6%
American Campus Communities Inc.	348,015	19,937,779
American Homes 4 Rent, Class A	719,109	31,360,343
Apartment Income REIT Corp.	397,225	21,716,291
Apartment Investment & Management Co., Class A(a)	387,986	2,995,252
AvalonBay Communities Inc.	305,072	77,058,136
Bluerock Residential Growth REIT Inc.	66,346	1,750,871
BRT Apartments Corp.	28,921	693,815
Camden Property Trust	251,327	44,907,108
Centerspace	36,092	4,002,603
Clipper Realty Inc.	30,813	306,281
Equity LifeStyle Properties Inc.	441,788	38,727,136
Equity Residential	806,567	72,994,314
Essex Property Trust Inc.	146,495	51,599,934
Independence Realty Trust Inc.	265,527	6,858,562
Security	Shares	Value
Residential REITs (continued)
Invitation Homes Inc.	1,305,950	$59,211,773
Mid-America Apartment Communities Inc.	252,453	57,922,816
NexPoint Residential Trust Inc.	56,208	4,711,917
Preferred Apartment Communities Inc.	132,709	2,396,725
Sun Communities Inc.	250,126	52,518,956
UDR Inc.	782,118	46,919,259
UMH Properties Inc.	106,932	2,922,452
		601,512,323
Specialized REITs — 22.4%
CubeSmart	544,549	30,990,284
Extra Space Storage Inc.	286,962	65,062,894
Life Storage Inc.	207,110	31,725,110
National Storage Affiliates Trust	205,184	14,198,733
Public Storage	329,997	123,603,676
		265,580,697
Total Common Stocks — 99.5%
(Cost: $995,960,881)		1,182,165,196

Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	2,600,000	2,600,000
Total Short -Term Investments — 0.2% (Cost: $2,600,000)		2,600,000
Total Investments in Securities — 99.7% (Cost: $998,560,881)		1,184,765,196
Other Assets, Less Liabilities — 0.3%		3,138,570
Net Assets — 100.0%		$1,187,903,766

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,180,000	$1,420,000	(a)	$—	$—	$—	$2,600,000	2,600,000	$58	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® Residential and Multisector Real Estate ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	124	03/18/22	$5,610	$146,548

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,182,165,196	$—	$—	$1,182,165,196
Money Market Funds	2,600,000	—	—	2,600,000
	$1,184,765,196	$—	$—	$1,184,765,196
Derivative financial instruments(a)
Assets
Futures Contracts	$146,548	$—	$—	$146,548

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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